Combined Financial Information in Respect of Affiliates Accounted for under Equity Method (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 2,017,359	¥ 1,588,871
Other assets, principally property, plant and equipment	1,369,651	1,299,774
Total assets	3,387,010	2,888,645
Current liabilities	1,515,407	1,170,956
Other liabilities	242,643	255,248
Total liabilities	1,758,050	1,426,204
Equity	1,628,960	1,462,441
Net sales	5,413,219	4,794,027	4,491,867
Net income attributable to Honda's affiliates	312,486	224,340	250,993
Motorcycle Business
Schedule of Equity Method Investments [Line Items]
Current assets	258,565	228,358
Other assets, principally property, plant and equipment	126,888	134,901
Total assets	385,453	363,259
Current liabilities	168,060	149,033
Other liabilities	12,849	10,075
Total liabilities	180,909	159,108
Equity	204,544	204,151
Net sales	1,070,837	891,343	888,914
Net income attributable to Honda's affiliates	79,381	60,586	72,168
Automobile Business
Schedule of Equity Method Investments [Line Items]
Current assets	1,732,609	1,335,075
Other assets, principally property, plant and equipment	1,212,313	1,137,654
Total assets	2,944,922	2,472,729
Current liabilities	1,337,236	1,013,565
Other liabilities	226,822	242,194
Total liabilities	1,564,058	1,255,759
Equity	1,380,864	1,216,970
Net sales	4,314,804	3,876,766	3,579,019
Net income attributable to Honda's affiliates	230,397	162,037	177,309
Power Product and Other Businesses
Schedule of Equity Method Investments [Line Items]
Current assets	26,185	25,438
Other assets, principally property, plant and equipment	30,450	27,219
Total assets	56,635	52,657
Current liabilities	10,111	8,358
Other liabilities	2,972	2,979
Total liabilities	13,083	11,337
Equity	43,552	41,320
Net sales	27,578	25,918	23,934
Net income attributable to Honda's affiliates	¥ 2,708	¥ 1,717	¥ 1,516